Revenue - Contract balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Contract assets	$ 19,193	$ 10,673
Contract liabilities	23	4,032
Contract Assets [Roll Forward]
Balance, beginning of period	10,673	21,572
Transferred to receivables from contract assets recognized at the beginning of the period	(10,276)	(14,701)
Increases as a result of changes to the estimate of the stage of completion, excluding amounts transferred in the period	14,892	2,043
Increases as a result of work completed, but not yet an unconditional right to consideration	5,736	409
Increases as a result of Nuna acquisition	0	1,350
Decreases due to effect of change in presentation of NL Partnership	(1,832)	0
Balance, end of period	19,193	10,673
Contract Liabilities [Roll Forward]
Balance, beginning of period	4,032	824
Revenue recognized that was included in the contract liability balance at the beginning of the period	(4,031)	(84)
Increases due to cash received, excluding amounts recognized as revenue during the period	174	1,379
Increases as a result of Nuna acquisition	0	1,913
Decreases due to effect of change in presentation of NL Partnership	(152)	0
Balance, end of period	23	4,032
Performance Obligation
Revenue recognized	$ 1,857	$ 2,516